TRADE RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Trade Receivables and Other Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 607	$ 629
Collateral deposits	733	434
Short-term deposits and advances	110	27
Prepaids and other	97	354
Inventory	76	31
Income tax receivable	19	39
Current portion of contract asset	61	57
Sales taxes receivable	54	36
Other short-term receivables	106	76
Trade receivables and other current assets, net	$ 1,863	$ 1,683